Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets comprise the following as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Prepaid insurance	$290,004	$132,507
Deferred research and development expenses	-	9,060
Professional services retainers	3,000	13,418
Prepaid - other	17,960	5,000
	$310,964	$159,985

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are composed of the following as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024

Prepaid insurance	$132,507	$11,454
Deferred research and development expenses	9,060	-
Professional services retainers	13,418	-
Other prepaid expenses	5,000
	$159,985	$11,454